Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share

2. EARNINGS PER SHARE

The following table presents the calculation of basic and diluted earnings per common share for our Common and Class B common stock:

Years Ended December 31,	2013	2012	2011
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$127,723	$103,334	$90,450
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	9,064	17,656	6,045

Earnings allocated to Watsco, Inc. shareholders	$118,659	$85,678	$84,405

Weighted-average common shares outstanding - Basic	32,195,598	31,680,187	30,678,206

Basic earnings per share for Common and Class B common stock	$3.69	$2.70	$2.75

Allocation of earnings for Basic:
Common stock	$108,690	$78,359	$76,574
Class B common stock	9,969	7,319	7,831

	$118,659	$85,678	$84,405

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$127,723	$103,334	$90,450
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	9,053	17,656	6,042

Earnings allocated to Watsco, Inc. shareholders	$118,670	$85,678	$84,408

Weighted-average common shares outstanding - Basic	32,195,598	31,680,187	30,678,206
Effect of dilutive stock options	62,470	64,212	75,085

Weighted-average common shares outstanding - Diluted	32,258,068	31,744,399	30,753,291

Diluted earnings per share for Common and Class B common stock	$3.68	$2.70	$2.74

Diluted earnings per share for our Common stock assumes the conversion of all of our Class B common stock into Common stock as of the beginning of the fiscal year, therefore, no allocation of earnings to Class B common stock is required. At December 31, 2013, 2012 and 2011, our outstanding Class B common stock was convertible into 2,704,832, 2,706,338 and 2,846,334 shares of our Common stock, respectively.

Diluted earnings per share excluded 1,066, 17,492 and 33,511 shares for the years ended December 31, 2013, 2012 and 2011, respectively, related to stock options with an exercise price per share greater than the average market value, resulting in an anti-dilutive effect on diluted earnings per share.